Equity (Tables)	6 Months Ended
Jun. 30, 2021
Statement [LineItems]
Appropriations of Earnings and Dividends Per Share
The appropriations of 2019, 2020 and 2021 quarterly earnings have been approved by TSMC’s Board of Directors in its meeting, respectively. The appropriations and cash dividends per share were as follows:

	First Quarter of 2019	Second Quarter of 2019	Third Quarter of 2019	Fourth Quarter of 2019
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 5, 2019	August 13, 2019	November 12, 2019	February 11, 2020
Special capital reserve	$(4,724.0)	$(3,338.2)	$3,289.2	$16,893.0

Cash dividends to shareholders	$51,860.8	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.0	$2.5	$2.5	$2.5

	First Quarter of 2020	Second Quarter of 2020	Third Quarter of 2020	Fourth Quarter of 2020
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	May 12, 2020	August 11, 2020	November 10, 2020	February 9, 2021
Special capital reserve	$(2,694.8)	$11,884.5	$5,501.3	$12,420.7

Cash dividends to shareholders	$64,826.0	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.5	$2.5	$2.5	$2.5

	First Quarter of 2021	Second Quarter of 2021
	NT$	NT$
	(In Millions)	(In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 9, 2021	August 10, 2021
Special capital reserve	$(6,287.0)	$10,201.2

Cash dividends to shareholders	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75

Changes in Other Reserves
Changes in others were as follows:

	Six Months Ended June 30, 2020
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of period	$(26,871.4)	$(692.9)	$(3.8)	$(0.2)	$(27,568.3)
Exchange differences arising on translation of foreign operations	(11,690.1)	—	—	—	(11,690.1)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	(22.4)	—	—	(22.4)
Debt instruments	—	3,625.5	—	—	3,625.5
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(926.9)	—	—	(926.9)
Loss allowance adjustments from debt instruments	—	(0.2)	—	—	(0.2)
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	(42.8)	—	(42.8)
Transferred to initial carrying amount of hedged items	—	—	46.6	—	46.6
Share of other comprehensive income (loss) of associates	(176.3)	(3.5)	—	—	(179.8)
Share of unearned stock-based employee compensation of associates	—	—	—	0.2	0.2
Income tax effect	—	0.4	—	—	0.4

Balance, end of period	$(38,737.8)	$1,980.0	$—	$—	$(36,757.8)

	Six Months Ended June 30, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of period	$(57,001.6)	$2,321.8	$—	$—	$(54,679.8)
Exchange differences arising on translation of foreign operations	(3,095.3)	—	—	—	(3,095.3)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	817.4	—	—	817.4
Debt instruments	—	(1,622.5)	—	—	(1,622.5)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	278.8	—	—	278.8
	Six Months Ended June 30, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	$—	$(169.3)	$—	$—	$(169.3)
Loss allowance adjustments from debt instruments	—	1.6	—	—	1.6
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	(41.4)	—	(41.4)
Transferred to initial carrying amount of hedged items	—	—	41.4	—	41.4
Share of other comprehensive income (loss) of associates	(73.6)	4.5	—	—	(69.1)
Income tax effect	—	(55.8)	—	—	(55.8)

Balance, end of period	$(60,170.5)	$1,576.5	$—	$—	$(58,594.0)

Capital Stock - Common Stock [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
a.	Capital stock

	June 30, 2020	December 31, 2020	June 30, 2021
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Authorized shares	28,050.0	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8	$259,303.8

A
 holder of issued
 common shares with par value of NT$10 per share is entitled to vote and to receive dividends.

Capital Surplus [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
b.	Capital surplus

	June 30, 2020	December 31, 2020	June 30, 2021
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Additional paid-in capital	$24,185.0	$24,185.0	$24,185.0
From merger	22,804.5	22,804.5	22,804.5
From convertible bonds	8,892.9	8,892.9	8,892.9
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	—	—	8,406.3
From share of changes in equities of subsidiaries	121.8	121.8	121.8
From share of changes in equities of associates	302.5	302.5	302.8
Donations	33.3	40.5	40.5

	$56,340.0	$56,347.2	$64,753.8